UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             May 12, 2006

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $30,824


List of Other Included Managers:

      No.      Form 13F File Number        Name

      03       28-2826                     Marcus Schloss & Co., Inc.

      04       28-11381                    Rexford Holding Management LLC

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Abgenix Corp                            Com       00339B107   3,648    162,119   Sh        Defined      03,04   162,119      0    0
Anteon International Corp               Com       03674E108   4,714     86,400   Sh        Defined      03,04    86,400      0    0
Chiron Corp                             Com       170040109   2,876     62,771   Sh        Defined      03,04    62,771      0    0
Cinergy Corp                            Com       172474108     241      5,300   Sh        Defined      03,04     5,300      0    0
Comcast Corp New                     Cl A Spl     20030N200     940     36,000   Sh        Defined      03,04    36,000      0    0
Enzon Pharmaceuticals Inc               Com       293904108   1,659    204,841   Sh        Defined      03,04   204,841      0    0
Guidant Corp                            Com       401698105   4,988     63,900   Sh        Defined      03,04    63,900      0    0
IVillage Inc                            Com       46588H105      69      8,200   Sh        Defined      03,04     8,200      0    0
Jefferson Pilot Corp                    Com       475070108   4,149     70,700   Sh        Defined      03,04    70,700      0    0
Maxtor Corp                             Com       577729205   1,486    155,400   Sh        Defined      03,04   155,400      0    0
Nextel Partners Inc                    Cl A       65333F107   3,583    126,521   Sh        Defined      03,04   126,521      0    0
Pixar                                   Com       725811103   1,500     23,381   Sh        Defined      03,04    23,381      0    0
Sears Holdings Corp                     Com       812350106     395      3,000   Sh        Defined      03,04     3,000      0    0
Stewart & Stevenson Services Inc        Com       860342104     576     15,800   Sh        Defined      03,04    15,800      0    0